Label	Element	Value
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000356409_SupplementTextBlock	Morgan Stanley September 29, 2017 Supplement SUPPLEMENT DATED SEPTEMBER 29, 2017 TO THE PROSPECTUS OF Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2017 (the "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The contractual advisory fee rates of the Fund have been decreased, effective September 30, 2017. Accordingly, effective September 30, 2017, the Prospectus is hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Government Money Market Trust—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect Other Expenses as of July 31, 2017.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example information under the section of the Prospectus entitled "Fund Summary—U.S. Government Money Market Trust—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | R Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | S Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee effective September 30, 2017.
[2]	Other Expenses have been restated to reflect Other Expenses as of July 31, 2017.